Reserve	12 Months Ended
Dec. 31, 2023
Reserve
Reserve

13. Reserve

(a)	Translation reserve

Translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations to the Group’s reporting currency.

(b)	Merger reserve

Merger reserve arose from those entities or businesses which are combined based on the pooling-of-interest method of accounting.